Share capital (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of detailed information about share capital

Authorised, allotted and fully paid – classified as equity	As at 30 June 2022 unaudited Number	As at 30 June 2022 unaudited £	As at 31 December 2021 Number	As at 31 December 2021 £
Ordinary shares of £0.001 each	98,493,413	98,493	98,468,387	98,468
Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001
Total		1,098,494		1,098,469

Authorised, allotted and fully paid – classified as equity	2021 Number	2021 £	2020 Number	2020 £	2019 Number	2019 £
At 31 December
Ordinary shares of £0.001 each	98,468,387	98,468	63,073,852	63,074	23,494,981	23,495
Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001
Total		1,098,469		1,063,075		1,023,496

Schedule Of Ordinary and Deferred Shares

2022		Ordinary Shares Number	Deferred Shares Number	Share Price £	Total consideration £’000
At 1 January 2022		98,468,387	1,000,001		106,517
22 March 2022	Exercise of warrants	26	–	10.000	–
3 May 2022	Share issue to SIPP trustee*	25,000	–	0.001	–
At 30 June 2022 (unaudited)		98,493,413	1,000,001		106,517

2021
At 1 January 2021		63,073,852	1,000,001		96,426
19 February 2021	Exercise of warrants	306,815	–	0.298	91
6 July 2021	Placing	35,087,720	–	0.285	10,000
At 31 December 2021		98,468,387	1,000,001		106,517

*	Share issued to Midatech Pharma Plc employee benefit trust

		Ordinary Shares Number	Deferred Shares Number	Share Price £	Total consideration £’000
At 1 January 2019		3,059,207	1,000,001		69,870
2019
26 February 2019	Subscription, Placing and Open Offer	17,410,774		0.77	13,406
8 October 2019	Share issue to SIPP trustee (see note 26)	25,000		0.001	–
29 October 2019	Registered Direct Offering	3,000,000		0.7874	2,362
At 31 December 2019		23,494,981	1,000,001		85,638
2020
18 May 2020	Placing & Registered Direct Offering	15,757,576		0.27	4,255
27 July 2020	Placing	21,296,295		0.27	5,750
19 August 2020	Exercise of warrants	2,500,000			783
30 September 2020	Share issue to SIPP trustee (see note 26)	25,000		0.001	–
At 31 December 2020		63,073,852	1,000,001		96,426
19 February 2021 Exercise of warrants		306,815		0.298	91
6 July 2021 Placing		35,087,720		0.285	10,000
At 31 December 2021		98,468,387	1,000,001		106,517